Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Due to Related Parties, Current			$ 451
Prepayment of Loan			89,324	$ 42,500
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Prepayment of Loan			850
Navigator Aurora Facility [Member]
Line of credit maximum borrowing capacity	$ 69,100	$ 69,100
Basis spread on credit facility interest rate		185.00%
Navigator Aurora Facility [Member] | OCY Aurora Limited [Member]
Line of credit maximum borrowing capacity	$ 69,100	$ 69,100
Basis spread on credit facility interest rate	185.00%
Due to Related Parties, Current			$ 68,100